GURTIN NATIONAL MUNICIPAL VALUE FUND
GURTIN CALIFORNIA MUNICIPAL VALUE FUND
GURTIN NATIONAL MUNICIPAL INTERMEDIATE VALUE FUND
GURTIN CALIFORNIA MUNICIPAL INTERMEDIATE VALUE FUND (the "Funds")

Supplement dated August 1, 2016 to the Prospectus dated February 1, 2016

1.	Fund Name Changes.

The name of the Gurtin National Municipal Value Fund is hereby changed to the Gurtin National Municipal Opportunistic Value Fund.

The name of the Gurtin California Municipal Value Fund is hereby changed to the Gurtin California Municipal Opportunistic Value Fund.

2.	Adviser "Doing Business As" Name Change.
The Funds' investment adviser, Gurtin Fixed Income Management, LLC, will hereafter be referred to throughout the Prospectus by its "doing business as" name, Gurtin Municipal Bond Management. As a result, all references to Gurtin Fixed Income Management, LLC are hereby replaced with Gurtin Municipal Bond Management.

* * *

For more information, please contact a Fund customer service representative toll free at 844-342-5763.

PLEASE RETAIN FOR FUTURE REFERENCE.

GURTIN NATIONAL MUNICIPAL VALUE FUND
GURTIN CALIFORNIA MUNICIPAL VALUE FUND
GURTIN NATIONAL MUNICIPAL INTERMEDIATE VALUE FUND
GURTIN CALIFORNIA MUNICIPAL INTERMEDIATE VALUE FUND (the "Funds")

Supplement dated August 1, 2016 to the Statement of Additional Information ("SAI") dated February 1, 2016
1.	Fund Name Changes.

The name of the Gurtin National Municipal Value Fund is hereby changed to the Gurtin National Municipal Opportunistic Value Fund.

The name of the Gurtin California Municipal Value Fund is hereby changed to the Gurtin California Municipal Opportunistic Value Fund.

2.	Adviser "Doing Business As" Name Change.
The Funds' investment adviser, Gurtin Fixed Income Management, LLC, will hereafter be referred to throughout the Prospectus by its "doing business as" name, Gurtin Municipal Bond Management. As a result, all references to Gurtin Fixed Income Management, LLC are hereby replaced with Gurtin Municipal Bond Management.
3.	The second paragraph under the section entitled "Temporary Investments" on page 8 of the SAI is hereby deleted in its entirety and replaced with the following:
The Gurtin National Municipal Opportunistic Value Fund and Gurtin California Municipal Opportunistic Value Fund have established a line of credit with MUFG Union Bank, N.A. The line of credit is used for the purpose of meeting shareholder redemption requests that otherwise might require the untimely sale of portfolio securities.

* * *

For more information, please contact a Fund customer service representative toll free at 844-342-5763.

PLEASE RETAIN FOR FUTURE REFERENCE.